Securities - Summary of securities evaluated at amortized cost (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Bonds	R$ 1,366,038	R$ 2,266,971	R$ 155,292
Cost [member]
Disclosure of financial assets [line items]
Bonds	R$ 1,366,038	R$ 2,266,971	R$ 155,292